Reorganization in 2011 (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended	0 Months Ended	5 Months Ended
	May 25, 2011	May 05, 2011	Dec. 31, 2012	May 25, 2011 Maximum	May 25, 2011 Predecessor Registrant	Mar. 10, 2011 Predecessor Registrant	Dec. 22, 2010 Predecessor Registrant
Reorganization in 2011
Percentage of the outstanding voting equity interests to be transferred under the share purchase agreement							100.00%
Percentage of common stock of Holdsat Mexico held by Satmex International B.V. (Investment Holdings BV)						49.00%
Payment by the Buyers	$ 6,250
Percentage of the outstanding common stock acquired by buyers	100.00%
Offering and sale of new Senior Secured Notes		325,000	35,700		325,000
Economic interest percentage of Conversion Rights	7.146%
Cash payment per U.S. cents per dollar in principal amount of the Second Priority Old Notes	38.00%
Economic interest percentage of Primary Rights	83.254%			85.753%
Value of direct or indirect equity interests to be obtained by primary rights	90,000			96,250
Aggregate amount of securities				40,000
Consideration at fair value:
Cash paid	1,000
Executive bonuses	6,303
Cash consideration paid upon completion of the share purchase agreement	5,250
Rights offering	90,000
Capitalization of Second Priority Old Notes	78,618
Fair value of total consideration transferred	$ 181,171